UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Structured Currency Fund

Eaton Vance

Parametric Structured Currency Fund

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

	N(000.000.000	N(000.000.000

Short-Term Investments — 100.1%

U.S. Treasury Obligations — 66.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/13/12	$700	$699,177

Total U.S. Treasury Obligations (identified cost $699,464)		$699,177

Other — 33.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(1)	$354	$353,903

Total Other (identified cost $353,903)		$353,903

Total Short-Term Investments (identified cost $1,053,367)		$1,053,080

Other Assets, Less Liabilities — (0.1)%		$(666)

Net Assets — 100.0%		$1,052,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2012 was $50.

The Fund is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to protect against depreciation of the U.S. dollar relative to other currencies. The Fund commenced operations on December 30, 2011.

Investment Valuation and Other

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

A summary of open financial instruments at February 29, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/14/12	Australian Dollar 32,547	United States Dollar 34,792	State Street Bank and Trust Co.	$65
3/14/12	Brazilian Real 60,716	United States Dollar 34,922	State Street Bank and Trust Co.	335
3/14/12	British Pound Sterling 21,912	United States Dollar 34,691	State Street Bank and Trust Co.	166
3/14/12	Canadian Dollar 34,658	United States Dollar 34,687	State Street Bank and Trust Co.	331
3/14/12	Chilean Peso 16,979,319	United States Dollar 35,183	State Street Bank and Trust Co.	153
3/14/12	Colombian Peso 62,604,600	United States Dollar 34,862	State Street Bank and Trust Co.	529
3/14/12	Czech Koruna 663,618	United States Dollar 34,891	State Street Bank and Trust Co.	616
3/14/12	Euro 26,352	United States Dollar 34,711	State Street Bank and Trust Co.	399
3/14/12	Hungarian Forint 7,700,782	United States Dollar 34,612	State Street Bank and Trust Co.	896
3/14/12	Indian Rupee 1,716,746	United States Dollar 34,653	State Street Bank and Trust Co.	234
3/14/12	Indonesian Rupiah 312,666,532	United States Dollar 34,941	State Street Bank and Trust Co.	(414)
3/14/12	Israeli Shekel 129,614	United States Dollar 34,865	State Street Bank and Trust Co.	(605)
3/14/12	Japanese Yen 2,642,926	United States Dollar 34,709	State Street Bank and Trust Co.	(2,194)
3/14/12	Malaysian Ringgit 105,334	United States Dollar 34,832	State Street Bank and Trust Co.	282

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/14/12	Mexican Peso 448,686	United States Dollar 34,971	State Street Bank and Trust Co.	(64)
3/14/12	New Taiwan Dollar 1,027,220	United States Dollar 34,877	State Street Bank and Trust Co.	68
3/14/12	New Turkish Lira 61,589	United States Dollar 34,769	State Street Bank and Trust Co.	347
3/14/12	New Zealand Dollar 41,772	United States Dollar 34,843	State Street Bank and Trust Co.	(15)
3/14/12	Norwegian Krone 201,776	United States Dollar 34,650	State Street Bank and Trust Co.	1,432
3/14/12	Peruvian New Sol 93,487	United States Dollar 34,566	State Street Bank and Trust Co.	389
3/14/12	Philippine Peso 1,488,872	United States Dollar 34,906	State Street Bank and Trust Co.	(111)
3/14/12	Polish Zloty 110,887	United States Dollar 34,740	State Street Bank and Trust Co.	1,005
3/14/12	Russian Ruble 1,052,009	United States Dollar 34,648	State Street Bank and Trust Co.	1,322
3/14/12	Singapore Dollar 43,411	United States Dollar 34,833	State Street Bank and Trust Co.	(122)
3/14/12	South African Rand 267,701	United States Dollar 34,921	State Street Bank and Trust Co.	653
3/14/12	South Korean Won 38,953,356	United States Dollar 34,744	State Street Bank and Trust Co.	41
3/14/12	Swedish Krona 234,229	United States Dollar 34,738	State Street Bank and Trust Co.	644
3/14/12	Swiss Franc 31,731	United States Dollar 34,711	State Street Bank and Trust Co.	367
3/14/12	Thai Baht 1,075,663	United States Dollar 34,802	State Street Bank and Trust Co.	710
3/14/12	Yuan Renminbi 218,486	United States Dollar 34,722	State Street Bank and Trust Co.	(14)

				$7,445

At February 29, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $10,984 and $3,539, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,053,367

Gross unrealized appreciation	$—
Gross unrealized depreciation	(287)

Net unrealized depreciation	$(287)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$699,177	$—	$699,177
Other	—	353,903	—	353,903
Total Investments	$—	$1,053,080	$—	$1,053,080
Forward Foreign Currency Exchange Contracts	$—	$10,984	$—	$10,984
Total	$—	$1,064,064	$—	$1,064,064

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,539)	$—	$(3,539)
Total	$—	$(3,539)	$—	$(3,539)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012